Consolidated Statements of Income and Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Sep. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenues
Transaction processing (from affiliates: $7,127 and $6,074)	$ 22,899	$ 20,271	$ 21,034	$ 85,691	$ 56,777	$ 74,728
Merchant acquiring, net (from affiliates: $1,929 and $2,226)	17,661	14,748	14,789	61,997	39,761	48,744
Business solutions (from affiliates: $30,147 and $30,651)	41,928	40,771	46,586	173,434	118,482	152,827
Total revenues	82,488	75,790	82,409	321,122	215,020	276,299
Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	37,741	37,504	41,839	155,377	113,246	150,070
Selling, general and administrative expenses	8,987	8,495	8,392	33,339	27,000	25,639
Depreciation and amortization	17,922	17,372	17,722	69,891	19,425	24,500
Total operating costs and expenses	64,650	63,371	67,953	258,607	159,671	200,209
Income from operations	17,838	12,419	14,456	62,515	55,349	76,090
Non-operating (expenses) income
Interest income	117	314	118	760	360	1,048
Interest expense	(11,176)	(14,122)	(13,436)	(50,957)	(70)	(91)
Earnings of equity method investments	66			833	2,270	3,508
Other (expenses) income:
Voluntary Retirement Program ("VRP") expense				(14,529)
Other (expenses) income			(1,316)	(3,672)	2,276	7,942
Total other (expenses) income	(2,260)	(3,886)	(1,316)	(18,201)	2,276	7,942
Total non-operating (expenses) income	(13,253)	(17,694)	(14,634)	(67,565)	4,836	12,407
(Loss) income before income taxes	4,585	(5,275)	(178)	(5,050)	60,185	88,497
Income tax (benefit) expense	1,054	(29,146)	(180)	(33,054)	23,017	30,659
Net income from continuing operations			2	28,004	37,168	57,838
Net income from discontinued operations					117	1,813
Net income	3,531	23,871	2	28,004	37,285	59,651
Other comprehensive (loss) income, net of tax of $6 and $0
Unrealized (loss) gains on securities					(5)	1
Foreign currency translation adjustments	1,106	444	(142)	(1,176)	1,288	(355)
Total comprehensive income (loss)	$ 4,637	$ 24,315	$ (140)	$ 26,828	$ 38,568	$ 59,297